Leases (Details) - AUD ($)		Jun. 30, 2020	Jun. 30, 2019
Right-of-use assets
Right-of-use assets	[1]	$ 58,095
Lease liabilities
Current	[2]	42,176
Non-current	[2]	18,929
Total lease liabilities	[2]	61,105
Properties [member]
Right-of-use assets
Right-of-use assets	[1]	$ 58,095

[1]	Included in the line item 'property, plant and equipment' in the consolidated balance sheet.
[2]	Included in the line items 'other current liabilities' and 'other non-current liabilities' in the consolidated balance sheet.